Commitments and Contingencies - Narrative (Q2) (Details) € in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended		62 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 agreement	Jun. 30, 2025 USD ($)	Jan. 22, 2025 EUR (€)	Dec. 12, 2024 USD ($)	Apr. 22, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Guaranty amount														$ 5,000
Amounts paid under the guaranty								$ 0			$ 0
Interest paid under the guaranty								0			0
Principal outstanding under the guaranty	$ 0		$ 0		$ 0				$ 0		$ 0
Number of agreements to purchase in-process research and development | agreement										2
License agreement, transfer fee													$ 500
License agreement, semi-annual fee													$ 65
License agreement, semi-annual fee expensed	65		11		33
Other Commitments [Line Items]
Research and development	6,068		$ 5,340	$ 1,764	12,321		$ 3,433	$ 5,978	$ 4,001
Framework Agreement third party
Other Commitments [Line Items]
Research services, minimum fee due in first 12-month period | €												€ 2,000
Research services, minimum fee due in second 12-month period | €												€ 3,000
Research and development	526	€ 425			619	€ 516
Payments for research and development	$ 302				$ 302